Summary of Significant Accounting Policies - Summary of the Group's Safeguard Program Payable Movement Activities (Details) - Safeguard Program - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary Of Accounting Policies [Line Items]
Safeguard program payable, Opening balance	$ 0	$ 17,950	$ 19,511
Liability arising from new business	0		65,971
Net payouts during the year	0	(17,950)	(71,541)
Release on expiration	0		(12,594)
Contingent liability	0		16,175
Foreign exchange gains	0		428
Safeguard program payable, ending balance	$ 0	$ 0	$ 17,950